Going Concern (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues
Net loss	(581,856)	$ (1,450,038)	$ (2,124,936)	(1,491,006)	$ (2,201,979)	$ (1,923,743)	(4,156,830)	(5,616,728)	(7,039,155)	(7,867,500)
Net cash used in operating activities							(1,793,805)	(1,730,085)	(2,177,645)	(2,050,636)
Working capital deficit	3,424,337						3,424,337		6,762,417
Stockholders' deficit	(3,413,023)	$ (3,904,036)	$ (5,558,044)	$ (6,772,914)	$ (7,149,320)	$ (6,737,522)	(3,413,023)	$ (6,772,914)	(6,751,920)	(5,441,751)	$ (2,565,293)
Accumulated deficit	$ (49,439,508)						$ (49,439,508)		$ (45,282,678)	$ (38,243,523)